

CION Investment Corporation (“CION”)

Portfolio Holdings: Q3 2017

As of September 30, 2017

CION Investment Management, LLC (“CIM”) manages CION Investment Corporation (“CION”), which is currently offering up to 100,000,000 shares of common stock. This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus. This portfolio holdings fact sheet is sales and advertising literature and must be preceded or accompanied by and read in conjunction with the prospectus in order to understand fully all of the implications and risks of the offering of securities to which it relates. Additional copies of the prospectus may be obtained by contacting CION Securities at 800.435.5697 or by visiting www.cioninvestments.com.

This portfolio holdings fact sheet reflects CION’s holdings as of the date indicated above. There is no assurance that additional similar transactions will be available to CION or that CION’s investment portfolio composition going forward will be as described herein. Please read the CION prospectus, including the “Risk Factors” section, prior to making any investment decision and consider the risks, charges, expenses, and the other important information described therein.

Risks and limitations include, but are not limited to, the following: collateral securing senior secured debt may decrease in value; investment concentration risk; returns may be adversely affected by slow economic recovery as well as the downgrade in the US credit rating; value uncertainty of portfolio investments; share repurchase price may be lower than initial purchase price; portion of distributions may be a return of capital; management decisions may be subject to conflicts of interest; no guarantee of liquidity of shares; interest rate fluctuations may negatively impact our investments; magnified losses may result due to leveraging; possible significant fluctuation of net asset value.

Please be aware that CION, CIM, and their respective officers, directors, employees and affiliates do not undertake to provide impartial investment advice or to give advice in a Fiduciary capacity in connection with CION’s public offering of shares.

Not a Deposit	Not FDIC Insured	Not Guaranteed by the Bank
May Lose Value	Not Insured by any Federal Government Agency	

CION Investment Corporation ("CION") is a non-traded business development company, or BDC, that focuses on middle market loans. CION seeks to generate current income, and to a lesser extent, capital appreciation. CION offers investors the opportunity to invest primarily in the senior secured debt of private and thinly-traded[1] U.S. middle market companies.

CION's portfolio is managed by its adviser – CION Investment Management, LLC, a Joint Venture between CION and Apollo.

1. Thinly-traded companies are companies whose securities are typically traded in low volumes and often have a limited number of interested buyers and sellers.

SUITABILITY:

- Net worth of $70,000, plus $70,000 of annual gross income; or
- Net worth of $250,000

In addition to general suitability requirements, there are state-specific suitability requirements that must be met. For complete information, please refer to the suitability section of the prospectus. Net worth requirements are exclusive of home, home furnishings and automobiles.

INVESTMENT MINIMUM: $5,000

INVESTMENT COMPOSITION[2]

- 1st Lien Senior Secured Debt......... 69.60%
- 2nd Lien Senior Secured Debt........ 25.95%
- Unsecured Debt............................. 0.47%
- Equity...0.25%
- Collateralized Securities and Structured Products - Equity........1.91%
- Collateralized Securities and Structured Products - Debt...... 1.82%



FLOATING/FIXED RATE BREAKDOWN

- Floating Rate Investments ... 93.27%
- Fixed Rate Investments 4.59%
- Other Income Producing Investments 1.91%
- Non-Income Producing Equity 0.23%



PORTFOLIO HOLDINGS

Please note that rates are not indicative of CION's performance.

COMPANY NAME	INDUSTRY	WEIGHTING[2]	RATE[3,4]	LIBOR / EURIBOR FLOOR[5]	MATURITY DATE
1ST LIEN SENIOR SECURED DEBT: 69.60%					
CF Entertainment Inc.	Media: Diversified & Production	3.20%	LIBOR+8.50%	1.00% LIBOR Floor	1/27/2023
DFC Global Facility Borrower II LLC	Services: Consumer	2.39%	LIBOR+10.75%	1.00% LIBOR Floor	9/27/2022
Tenere Inc.	Capital Equipment	2.00%	LIBOR+10.00%	1.00% LIBOR Floor	12/23/2021
Entertainment Studios P&A LLC	Media: Diversified & Production	1.37%	5.00%	None	5/18/2037
American Teleconferencing Services, Ltd.	Telecommunications	1.35%	LIBOR+6.50%	1.00% LIBOR Floor	12/8/2021
AbelConn, LLC / Atrenne Computing Solutions, LLC / Airco Industries, LLC	Aerospace & Defense	1.24%	LIBOR+8.75%	1.00% LIBOR Floor	7/17/2019
AMPORTS, Inc.	Automotive	1.21%	LIBOR+5.00%	1.00% LIBOR Floor	5/19/2020
Moss Holding Company	Services: Business	1.20%	LIBOR+6.75%	1.00% LIBOR Floor	4/17/2023
Central Security Group, Inc.	Services: Consumer	1.16%	LIBOR+5.63%	1.00% LIBOR Floor	10/6/2021
Navex Global, Inc.	High Tech Industries	1.16%	LIBOR+4.25%	1.00% LIBOR Floor	11/19/2021
Elemica, Inc.	High Tech Industries	1.10%	LIBOR+8.00%	1.00% LIBOR Floor	7/7/2021
Studio Movie Grill Holdings, LLC	Hotel, Gaming & Leisure	1.09%	LIBOR+7.25%	1.00% LIBOR Floor	9/30/2020
American Media, Inc.	Media: Advertising, Printing & Publishing	1.07%	LIBOR+9.00%	1.00% LIBOR Floor	8/24/2020
KNB Holdings Corp.	Consumer Goods: Durable	1.03%	LIBOR+5.50%	1.00% LIBOR Floor	4/26/2024
Therapure Biopharma Inc.	Healthcare & Pharmaceuticals	1.01%	LIBOR+8.75%	0.50% LIBOR Floor	12/1/2021
Teladoc, Inc.	High Tech Industries	0.99%	LIBOR+7.25%	1.00% LIBOR Floor	7/14/2022
CF Entertainment Inc.	Media: Diversified & Production	0.96%	LIBOR+8.50%	1.00% LIBOR Floor	1/27/2023
Nextech Systems, LLC	High Tech Industries	0.96%	LIBOR+7.25%	1.00% LIBOR Floor	6/22/2021
Vero Parent, Inc.	High Tech Industries	0.96%	LIBOR+5.00%	1.00% LIBOR Floor	8/16/2024
Forbes Media LLC	Media: Advertising, Printing & Publishing	0.96%	LIBOR+6.75%	1.00% LIBOR Floor	9/12/2019
Harland Clarke Holdings Corp.	Services: Business	0.96%	LIBOR+5.50%	1.00% LIBOR Floor	2/9/2022
Confie Seguros Holding II Co.	Banking, Finance, Insurance & Real Estate	0.94%	LIBOR+5.50%	1.00% LIBOR Floor	4/16/2022
WD Wolverine Holdings, LLC	Healthcare & Pharmaceuticals	0.90%	LIBOR+5.50%	1.00% LIBOR Floor	8/16/2022
CSP Technologies North America, LLC	Chemicals, Plastics & Rubber	0.88%	LIBOR+5.25%	1.00% LIBOR Floor	1/29/2022
Island Medical Management Holdings, LLC	Healthcare & Pharmaceuticals	0.87%	LIBOR+5.50%	1.00% LIBOR Floor	9/1/2022
Spinal USA, Inc. / Precision Medical Inc.	Healthcare & Pharmaceuticals	0.82%	LIBOR+9.50%	1.00% LIBOR Floor	1/21/2020

COMPANY NAME	INDUSTRY	WEIGHTING(2)	RATE(3,4)	LIBOR / EURIBOR FLOOR(5)	MATURITY DATE
1ST LIEN SENIOR SECURED DEBT: 69.60% (CONTINUED)					
Avaya Inc.	Telecommunications	0.80%	LIBOR+5.25%	1.00% LIBOR Floor	5/29/2020
Tensar Corp.	Chemicals, Plastics & Rubber	0.80%	LIBOR+4.75%	1.00% LIBOR Floor	7/9/2021
Visual Edge Technology, Inc.	Services: Business	0.79%	LIBOR+5.75%	1.00% LIBOR Floor	8/31/2022
Help/Systems Holdings, Inc.	Services: Business	0.77%	LIBOR+4.50%	1.00% LIBOR Floor	10/8/2021
Rimini Street, Inc.	High Tech Industries	0.74%	15.00%	None	6/24/2020
EnTrans International, LLC	Capital Equipment	0.74%	LIBOR+7.50%	1.00% LIBOR Floor	6/4/2020
ITC Service Group Acquisition LLC	High Tech Industries	0.72%	LIBOR+9.50%	0.50% LIBOR Floor	5/26/2021
American Dental Partners, Inc.	Healthcare & Pharmaceuticals	0.69%	LIBOR+4.75%	1.00% LIBOR Floor	8/29/2021
Kingpin Intermediate Holdings LLC	Hotel, Gaming & Leisure	0.65%	LIBOR+4.25%	1.00% LIBOR Floor	6/29/2024
EagleTree-Carbide Acquisition Corp.	Consumer Goods: Durable	0.65%	LIBOR+4.75%	1.00% LIBOR Floor	9/27/2024
DXP Enterprises, Inc.	Energy: Oil & Gas	0.64%	LIBOR+5.50%	1.00% LIBOR Floor	8/29/2023
Academy, Ltd.	Retail	0.64%	LIBOR+4.00%	1.00% LIBOR Floor	7/1/2022
Deluxe Entertainment Services Group Inc.	Media: Diversified & Production	0.64%	LIBOR+5.50%	1.00% LIBOR Floor	2/28/2020
Orbcomm Inc.	Telecommunications	0.64%	8.00%	None	4/1/2024
Dodge Data & Analytics, LLC / Skyline Data News and Analytics, LLC	Construction & Building	0.63%	LIBOR+8.75%	1.00% LIBOR Floor	10/31/2019
International Seaways, Inc.	Transportation: Cargo	0.63%	LIBOR+5.50%	1.00% LIBOR Floor	6/22/2022
Evergreen Skills Lux S.À.R.L.	High Tech Industries	0.63%	LIBOR+4.75%	1.00% LIBOR Floor	4/28/2021
Opal Acquisition, Inc.	Healthcare & Pharmaceuticals	0.62%	LIBOR+4.00%	1.00% LIBOR Floor	11/27/2020
P.F. Chang's China Bistro, Inc.	Beverage, Food & Tobacco	0.62%	LIBOR+5.00%	1.00% LIBOR Floor	9/1/2022
Infogroup Inc.	Media: Advertising, Printing & Publishing	0.59%	LIBOR+5.00%	1.00% LIBOR Floor	4/3/2023
Lift Brands, Inc.	Services: Consumer	0.59%	LIBOR+8.00%	1.00% LIBOR Floor	12/23/2019
Paris Presents Inc.	Consumer Goods: Durable	0.58%	LIBOR+5.00%	1.00% LIBOR Floor	12/31/2020
iPipeline, Inc.	High Tech Industries	0.56%	LIBOR+6.25%	1.00% LIBOR Floor	8/4/2022
American Clinical Solutions LLC	Healthcare & Pharmaceuticals	0.55%	LIBOR+9.50%	1.00% LIBOR Floor	6/11/2020
Telestream Holdings Corp.	High Tech Industries	0.54%	LIBOR+6.77%	1.00% LIBOR Floor	1/15/2020
Alvogen Pharma US, Inc.	Healthcare & Pharmaceuticals	0.53%	LIBOR+5.00%	1.00% LIBOR Floor	4/1/2022
Plano Molding Company, LLC	Consumer Goods: Non-Durable	0.53%	LIBOR+7.50%	1.00% LIBOR Floor	5/12/2021
Ipsen, Inc.	Capital Equipment	0.52%	LIBOR+7.00%	1.00% LIBOR Floor	9/30/2019
Woodstream Corporation	Consumer Goods: Non-Durable	0.51%	LIBOR+6.25%	1.00% LIBOR Floor	5/29/2022
SI Organization, Inc.	Services: Business	0.50%	LIBOR+4.75%	1.00% LIBOR Floor	11/23/2019
U.S. Renal Care, Inc.	Healthcare & Pharmaceuticals	0.50%	LIBOR+4.25%	1.00% LIBOR Floor	12/30/2022
Survey Sampling International, LLC	Services: Business	0.50%	LIBOR+5.00%	1.00% LIBOR Floor	12/16/2020
KLO Intermediate Holdings, LLC	Chemicals, Plastics & Rubber	0.49%	LIBOR+7.75%	1.25% LIBOR Floor	4/7/2022
CF Entertainment Inc.	Media: Diversified & Production	0.48%	LIBOR+8.50%	1.00% LIBOR Floor	1/27/2023
Command Alkon Inc.	High Tech Industries	0.48%	LIBOR+5.00%	1.00% LIBOR Floor	9/1/2023
Sprint Industrial Holdings, LLC	Energy: Oil & Gas	0.47%	LIBOR+5.75%	1.25% LIBOR Floor	5/14/2019
Infinity Sales Group, LLC	Services: Business	0.46%	LIBOR+10.50%	1.00% LIBOR Floor	11/21/2018
ALM Media, LLC	Media: Advertising, Printing & Publishing	0.45%	LIBOR+4.50%	1.00% LIBOR Floor	7/31/2020
Access CIG, LLC	Services: Business	0.44%	LIBOR+5.00%	1.00% LIBOR Floor	10/18/2021
AMZ Holding Corp.	Chemicals, Plastics & Rubber	0.43%	LIBOR+5.00%	1.00% LIBOR Floor	6/27/2022
Practice Insight, LLC	High Tech Industries	0.41%	LIBOR+5.00%	1.00% LIBOR Floor	8/23/2022
Nathan's Famous Inc.	Beverage, Food & Tobacco	0.40%	10.00%	None	3/15/2020
DBRS, Inc.	Services: Business	0.38%	LIBOR+5.25%	1.00% LIBOR Floor	3/4/2022

COMPANY NAME	INDUSTRY	WEIGHTING(2)	RATE(3,4)	LIBOR / EURIBOR FLOOR(5)	MATURITY DATE
1ST LIEN SENIOR SECURED DEBT: 69.60% (CONTINUED)					
Sequoia Healthcare Management, LLC	Healthcare & Pharmaceuticals	0.37%	16.00%	None	7/17/2019
LTCG Holdings Corp.	Services: Business	0.37%	LIBOR+5.00%	1.00% LIBOR Floor	6/6/2020
Caraustar Industries, Inc.	Forest Products & Paper	0.36%	LIBOR+5.50%	1.00% LIBOR Floor	3/14/2022
Photonis Technologies SAS	Aerospace & Defense	0.36%	LIBOR+7.50%	1.00% LIBOR Floor	9/18/2019
PDI TA Holdings, Inc.	High Tech Industries	0.36%	LIBOR+4.75%	1.00% LIBOR Floor	8/25/2023
AP Exhaust Acquisition, LLC	Automotive	0.36%	LIBOR+5.00%	1.00% LIBOR Floor	5/10/2024
GTCR-Ultra Acquisition, Inc.	Healthcare & Pharmaceuticals	0.34%	LIBOR+6.00%	1.00% LIBOR Floor	8/1/2024
Logix Communications, LP	Telecommunications	0.34%	LIBOR+5.75%	1.00% LIBOR Floor	8/9/2024
Labvantage Solutions Ltd.	High Tech Industries	0.33%	EURIBOR+8.00%	1.00% EURIBOR Floor	12/29/2020
ASG Technologies Group, Inc.	High Tech Industries	0.33%	LIBOR+4.75%	1.00% LIBOR Floor	7/31/2024
CF Entertainment Inc.	Media: Diversified & Production	0.32%	LIBOR+8.50%	1.00% LIBOR Floor	1/27/2023
Ministry Brands, LLC	Services: Business	0.32%	LIBOR+5.00%	1.00% LIBOR Floor	12/2/2022
Shift PPC LLC	High Tech Industries	0.31%	LIBOR+6.00%	1.00% LIBOR Floor	12/22/2021
PSC Industrial Holdings Corp.	Services: Business	0.31%	LIBOR+4.75%	1.00% LIBOR Floor	12/5/2020
Labvantage Solutions Inc.	High Tech Industries	0.31%	LIBOR+8.00%	1.00% LIBOR Floor	12/29/2020
SFE Intermediate Holdco LLC	Beverage, Food & Tobacco	0.30%	LIBOR+5.00%	1.00% LIBOR Floor	7/31/2023
Entertainment Studios P&A LLC	Media: Diversified & Production	0.30%	15.00%	None	9/1/2037
Rimini Street, Inc.	High Tech Industries	0.29%	15.00%	None	6/24/2020
KLO Intermediate Holdings, LLC	Chemicals, Plastics & Rubber	0.28%	LIBOR+7.75%	1.25% LIBOR Floor	4/7/2022
Adams Publishing Group, LLC	Media: Advertising, Printing & Publishing	0.28%	LIBOR+7.00%	1.00% LIBOR Floor	11/3/2020
Everi Payments Inc.	Hotel, Gaming & Leisure	0.27%	LIBOR+4.50%	1.00% LIBOR Floor	5/9/2024
SG Acquisition, Inc.	Banking, Finance, Insurance & Real Estate	0.27%	LIBOR+5.00%	1.00% LIBOR Floor	3/29/2024
Project Leopard Holdings, Inc.	High Tech Industries	0.26%	LIBOR+5.50%	1.00% LIBOR Floor	7/7/2023
Russell Investments US Institutional Holdco, Inc.	Banking, Finance, Insurance & Real Estate	0.26%	LIBOR+4.25%	1.00% LIBOR Floor	6/1/2023
Heartland Dental, LLC	Healthcare & Pharmaceuticals	0.26%	LIBOR+4.75%	1.00% LIBOR Floor	7/31/2023
Healogics, Inc.	Healthcare & Pharmaceuticals	0.26%	LIBOR+4.25%	1.00% LIBOR Floor	7/1/2021
Advanced Integration Technology LP	Aerospace & Defense	0.26%	LIBOR+4.75%	1.00% LIBOR Floor	4/3/2023
Accruent, LLC	High Tech Industries	0.25%	LIBOR+4.75%	1.00% LIBOR Floor	7/28/2023
STG-Fairway Acquisitions, Inc.	Services: Business	0.25%	LIBOR+5.25%	1.00% LIBOR Floor	6/30/2022
Petroflow Energy Corp.	Energy: Oil & Gas	0.24%	LIBOR+8.00%	1.00% LIBOR Floor	6/29/2019
Charming Charlie, LLC	Retail	0.24%	LIBOR+8.00%	1.00% LIBOR Floor	12/24/2019
Avaya Inc.	Telecommunications	0.23%	LIBOR+7.50%	1.00% LIBOR Floor	1/24/2018
Emmis Operating Company	Media: Broadcasting & Subscription	0.23%	LIBOR+7.00%	1.00% LIBOR Floor	4/18/2019
Murray Energy Corp.	Metals & Mining	0.22%	LIBOR+7.25%	1.00% LIBOR Floor	4/16/2020
Robertshaw US Holding Corp.	Chemicals, Plastics & Rubber	0.21%	LIBOR+4.50%	0.00% LIBOR Floor	8/10/2024
American Energy - Marcellus, LLC	Energy: Oil & Gas	0.19%	LIBOR+4.25%	1.00% LIBOR Floor	8/4/2020
Radio One, Inc.	Media: Broadcasting & Subscription	0.19%	LIBOR+4.00%	1.00% LIBOR Floor	4/18/2023
MSHC, Inc.	Services: Business	0.18%	LIBOR+4.25%	1.00% LIBOR Floor	7/31/2023
David's Bridal, Inc.	Retail	0.18%	LIBOR+4.00%	1.25% LIBOR Floor	10/11/2019
Frontline Technologies Group Holding LLC	High Tech Industries	0.18%	LIBOR+6.50%	1.00% LIBOR Floor	9/18/2023
Bakemark Holdings, Inc.	Beverage, Food & Tobacco	0.14%	LIBOR+5.25%	1.00% LIBOR Floor	8/14/2023
Western Dental Services, Inc.	Healthcare & Pharmaceuticals	0.14%	LIBOR+5.25%	1.00% LIBOR Floor	6/30/2023
MB2 Dental Solutions, LLC	Healthcare & Pharmaceuticals	0.14%	LIBOR+4.75%	1.00% LIBOR Floor	9/29/2023
Global Franchise Group, LLC	Beverage, Food & Tobacco	0.14%	LIBOR+5.75%	1.00% LIBOR Floor	12/18/2019

COMPANY NAME	INDUSTRY	WEIGHTING(2)	RATE(3,4)	LIBOR / EURIBOR FLOOR(5)	MATURITY DATE
1ST LIEN SENIOR SECURED DEBT: 69.60% (CONTINUED)					
F+W Media, Inc.	Media: Diversified & Production	0.14%	LIBOR+10.00%	1.50% LIBOR Floor	5/24/2022
Eastman Kodak Company	Consumer Goods: Durable	0.13%	LIBOR+6.25%	1.00% LIBOR Floor	9/3/2019
Azure Midstream Energy, LLC	Energy: Oil & Gas	0.12%	LIBOR+6.50%	1.00% LIBOR Floor	11/15/2018
Visual Edge Technology, Inc.	Services: Business	0.12%	LIBOR+5.75%	1.00% LIBOR Floor	8/31/2022
Covenant Surgical Partners, Inc.	Healthcare & Pharmaceuticals	0.12%	LIBOR+4.75%	0.00% LIBOR Floor	10/4/2024
Intertain Group Ltd.	Hotel, Gaming & Leisure	0.11%	LIBOR+6.50%	1.00% LIBOR Floor	4/8/2022
Ipsen International GmbH	Capital Equipment	0.08%	LIBOR+8.00%	1.00% LIBOR Floor	9/30/2019
Associated Asphalt Partners, LLC	Construction & Building	0.08%	LIBOR+5.25%	1.00% LIBOR Floor	4/5/2024
F+W Media, Inc.	Media: Diversified & Production	0.07%	LIBOR+6.50%	1.50% LIBOR Floor	5/24/2022
Ministry Brands, LLC	Services: Business	0.07%	LIBOR+5.00%	1.00% LIBOR Floor	12/2/2022
FWR Holding Corp.	Hotel, Gaming & Leisure	0.07%	LIBOR+6.00%	1.00% LIBOR Floor	8/21/2023
Vince, LLC	Retail	0.05%	LIBOR+7.00%	1.00% LIBOR Floor	11/27/2019
Spinal USA, Inc. / Precision Medical Inc.	Healthcare & Pharmaceuticals	0.02%	LIBOR+9.50%	1.00% LIBOR Floor	7/21/2020
Southcross Holdings Borrower LP	Energy: Oil & Gas	0.01%	9.00%	None	4/13/2023
Teladoc, Inc.	High Tech Industries	0.00%	0.50% Unfunded	None	7/14/2020
American Media, Inc.	Media: Advertising, Printing & Publishing	0.00%	9.00%	None	8/24/2020
American Media, Inc.	Media: Advertising, Printing & Publishing	0.00%	0.50% Unfunded	None	8/24/2020
Covenant Surgical Partners, Inc.	Healthcare & Pharmaceuticals	0.00%	None	None	10/4/2018
Ministry Brands, LLC	Services: Business	0.00%	LIBOR+1.00% Unfunded	1.00% LIBOR Floor	2/22/2019
Woodstream Corporation	Consumer Goods: Non-Durable	0.00%	0.75% Unfunded	None	5/29/2022
Frontline Technologies Group Holding LLC	High Tech Industries	0.00%	1.00% Unfunded	None	9/18/2019
Adams Publishing Group, LLC	Media: Advertising, Printing & Publishing	0.00%	0.50% Unfunded	None	6/2/2018
Accruent, LLC	High Tech Industries	0.00%	0.75% Unfunded	None	7/28/2018
Island Medical Management Holdings, LLC	Healthcare & Pharmaceuticals	0.00%	1.00% Unfunded	None	9/1/2022
Moss Holding Company	Services: Business	0.00%	0.75% Unfunded	None	5/7/2018
PDI TA Holdings, Inc.	High Tech Industries	0.00%	0.50% Unfunded	None	8/24/2018
Visual Edge Technology, Inc.	Services: Business	0.00%	0.75% Unfunded	None	2/28/2019
Elemica, Inc.	High Tech Industries	0.00%	0.50% Unfunded	None	7/7/2021
Moss Holding Company	Services: Business	0.00%	0.50% Unfunded	None	4/17/2023
CF Entertainment Inc.	Media: Diversified & Production	0.00%	2.00% Unfunded	None	1/28/2019
DFC Global Facility Borrower II LLC	Services: Consumer	-0.01%	0.50% Unfunded	None	9/27/2019
Lonestar Prospects, Ltd.	Energy: Oil & Gas	-0.02%	None	None	12/31/2017
2ND LIEN SENIOR SECURED DEBT: 25.95%					
EagleTree-Carbide Acquisition Corp.	Consumer Goods: Durable	1.28%	LIBOR+8.25%	1.00% LIBOR Floor	8/28/2025
American Seafoods Group LLC	Beverage, Food & Tobacco	1.15%	LIBOR+8.13%	1.00% LIBOR Floor	2/21/2024
Wand Intermediate I LP	Automotive	1.04%	LIBOR+7.25%	1.00% LIBOR Floor	9/19/2022
Access CIG, LLC	Services: Business	1.01%	LIBOR+8.75%	1.00% LIBOR Floor	10/17/2022
Mitchell International, Inc.	High Tech Industries	0.97%	LIBOR+7.50%	1.00% LIBOR Floor	10/11/2021
PetroChoice Holdings, Inc.	Chemicals, Plastics & Rubber	0.95%	LIBOR+8.75%	1.00% LIBOR Floor	8/21/2023
GHX Ultimate Parent Corp.	Healthcare & Pharmaceuticals	0.87%	LIBOR+8.00%	1.00% LIBOR Floor	6/30/2025
Patterson Medical Supply, Inc.	Healthcare & Pharmaceuticals	0.85%	LIBOR+8.50%	1.00% LIBOR Floor	8/28/2023
TMK Hawk Parent, Corp.	Services: Business	0.84%	LIBOR+8.00%	1.00% LIBOR Floor	8/28/2025
Onex TSG Holdings II Corp.	Healthcare & Pharmaceuticals	0.79%	LIBOR+8.50%	1.00% LIBOR Floor	7/31/2023
Winebow Holdings, Inc.	Beverage, Food & Tobacco	0.77%	LIBOR+7.50%	1.00% LIBOR Floor	1/2/2022

COMPANY NAME	INDUSTRY	WEIGHTING[2]	RATE[3,4]	LIBOR / EURIBOR FLOOR[5]	MATURITY DATE
2ND LIEN SENIOR SECURED DEBT: 25.95% (CONTINUED)					
Onex Carestream Finance LP	Healthcare & Pharmaceuticals	0.76%	LIBOR+8.50%	1.00% LIBOR Floor	12/7/2019
Genex Holdings, Inc.	Services: Business	0.73%	LIBOR+7.75%	1.00% LIBOR Floor	5/30/2022
Institutional Shareholder Services Inc.	Services: Business	0.69%	LIBOR+8.50%	1.00% LIBOR Floor	4/30/2022
U.S. Anesthesia Partners, Inc.	Healthcare & Pharmaceuticals	0.65%	LIBOR+7.25%	1.00% LIBOR Floor	6/23/2025
PSC Industrial Holdings Corp.	Services: Business	0.64%	LIBOR+8.25%	1.00% LIBOR Floor	12/5/2021
Medical Solutions Holdings, Inc.	Healthcare & Pharmaceuticals	0.64%	LIBOR+8.25%	1.00% LIBOR Floor	6/16/2025
Drew Marine Group, Inc.	Chemicals, Plastics & Rubber	0.61%	LIBOR+7.00%	1.00% LIBOR Floor	5/19/2021
Global Tel*Link Corp.	Telecommunications	0.61%	LIBOR+7.75%	1.25% LIBOR Floor	11/23/2020
Flexera Software LLC	High Tech Industries	0.61%	LIBOR+7.00%	1.00% LIBOR Floor	4/2/2021
Conisus, LLC	Healthcare & Pharmaceuticals	0.61%	LIBOR+8.75%	1.00% LIBOR Floor	6/23/2021
ALM Media, LLC	Media: Advertising, Printing & Publishing	0.59%	LIBOR+8.00%	1.00% LIBOR Floor	7/30/2021
STG-Fairway Acquisitions, Inc.	Services: Business	0.58%	LIBOR+9.25%	1.00% LIBOR Floor	6/30/2023
Niacet Corp.	Chemicals, Plastics & Rubber	0.56%	EURIBOR+8.75%	1.00% EURIBOR Floor	8/1/2024
Evergreen Skills Lux S.À.R.L.	High Tech Industries	0.53%	LIBOR+8.25%	1.00% LIBOR Floor	4/28/2022
Ministry Brands, LLC	Services: Business	0.45%	LIBOR+9.25%	1.00% LIBOR Floor	6/2/2023
ABG Intermediate Holdings 2 LLC	Retail	0.42%	LIBOR+7.75%	1.00% LIBOR Floor	9/29/2025
SMG	Hotel, Gaming & Leisure	0.39%	LIBOR+8.25%	1.00% LIBOR Floor	2/27/2021
TouchTunes Interactive Networks, Inc.	Hotel, Gaming & Leisure	0.39%	LIBOR+8.25%	1.00% LIBOR Floor	5/29/2022
Securus Technologies Holdings, Inc.	Telecommunications	0.36%	LIBOR+7.75%	1.25% LIBOR Floor	4/30/2021
Avalign Technologies, Inc.	Healthcare & Pharmaceuticals	0.35%	LIBOR+8.25%	1.00% LIBOR Floor	7/15/2022
Robertshaw US Holding Corp.	Chemicals, Plastics & Rubber	0.33%	LIBOR+9.00%	0.00% LIBOR Floor	2/10/2025
Zywave Inc.	High Tech Industries	0.32%	LIBOR+9.00%	1.00% LIBOR Floor	11/17/2023
American Residential Services LLC	Construction & Building	0.32%	LIBOR+8.00%	1.00% LIBOR Floor	12/31/2022
Survey Sampling International, LLC	Services: Business	0.32%	LIBOR+9.00%	1.00% LIBOR Floor	12/16/2021
U.S. Renal Care, Inc.	Healthcare & Pharmaceuticals	0.32%	LIBOR+8.00%	1.00% LIBOR Floor	12/29/2023
Elements Behavioral Health, Inc.	Healthcare & Pharmaceuticals	0.31%	LIBOR+12.00%	1.00% LIBOR Floor	2/11/2020
Confie Seguros Holding II Co.	Banking, Finance, Insurance & Real Estate	0.29%	LIBOR+9.75%	1.25% LIBOR Floor	5/8/2019
PFS Holding Corp.	Retail	0.28%	LIBOR+7.25%	1.00% LIBOR Floor	1/31/2022
GOBP Holdings, Inc.	Retail	0.26%	LIBOR+8.25%	1.00% LIBOR Floor	10/21/2022
Pelican Products, Inc.	Chemicals, Plastics & Rubber	0.22%	LIBOR+8.25%	1.00% LIBOR Floor	4/11/2021
Paris Presents Inc.	Consumer Goods: Durable	0.22%	LIBOR+8.75%	1.00% LIBOR Floor	12/31/2021
Securus Technologies Holdings, Inc.	Telecommunications	0.19%	LIBOR+8.25%	1.00% LIBOR Floor	6/20/2025
Premiere Global Services, Inc.	Telecommunications	0.19%	LIBOR+9.50%	1.00% LIBOR Floor	6/6/2022
Emerald 3 Ltd.	Environmental Industries	0.18%	LIBOR+7.00%	1.00% LIBOR Floor	5/16/2022
PDI TA Holdings, Inc.	High Tech Industries	0.16%	LIBOR+8.75%	1.00% LIBOR Floor	8/25/2024
Command Alkon Inc.	High Tech Industries	0.15%	LIBOR+9.00%	1.00% LIBOR Floor	3/1/2024
MSHC, Inc.	Services: Business	0.13%	LIBOR+8.25%	1.00% LIBOR Floor	7/31/2024
Accruent, LLC	High Tech Industries	0.05%	LIBOR+8.75%	1.00% LIBOR Floor	7/28/2024
Ministry Brands, LLC	Services: Business	0.02%	LIBOR+9.25%	1.00% LIBOR Floor	6/2/2023
Ministry Brands, LLC	Services: Business	0.00%	LIBOR+1.00% Unfunded	1.00% LIBOR Floor	2/22/2019
TexOak Petro Holdings LLC	Energy: Oil & Gas	0.00%	8.00%	None	12/29/2019
Accruent, LLC	High Tech Industries	0.00%	0.75% Unfunded	None	7/28/2018
PDI TA Holdings, Inc.	High Tech Industries	0.00%	0.50% Unfunded	None	8/24/2018

COMPANY NAME	INDUSTRY	WEIGHTING(2)	RATE(3,4)	LIBOR / EURIBOR FLOOR(5)	MATURITY DATE
COLLATERALIZED SECURITIES AND STRUCTURED PRODUCTS - EQUITY: 1.91%					
Ivy Hill Middle Market Credit Fund VIII, Ltd. Subordinated Loan	Diversified Financials	0.61%	Residual	None	2/2/2026
Ivy Hill Middle Market Credit Fund IX, Ltd. Subordinated Notes	Diversified Financials	0.38%	Residual	None	10/18/2025
APIDOS CLO XVI Subordinated Notes	Diversified Financials	0.24%	Residual	None	1/19/2025
Ivy Hill Middle Market Credit Fund X, Ltd.	Diversified Financials	0.22%	Residual	None	7/24/2027
Anchorage Capital CLO 2012-1, Ltd. Subordinated	Diversified Financials	0.15%	Residual	None	1/13/2025
Galaxy XV CLO Ltd. Class A Subordinated Notes	Diversified Financials	0.14%	Residual	None	4/15/2025
Ivy Hill Middle Market Credit Fund VII, Ltd. Subordinated Notes	Diversified Financials	0.09%	Residual	None	10/20/2025
CENT CLO 19 Ltd. Subordinated Notes	Diversified Financials	0.07%	Residual	None	10/29/2025
COLLATERALIZED SECURITIES AND STRUCTURED PRODUCTS - DEBT: 1.82%					
Deutsche Bank AG Frankfurt CRAFT 2015-2 Class Credit Linked Note	Diversified Financials	0.97%	LIBOR+9.25%	None	1/16/2022
NXT Capital CLO 2014-1, LLC Class E Notes	Diversified Financials	0.46%	LIBOR+5.50%	None	4/23/2026
Deutsche Bank AG Frankfurt CRAFT 2014-1 Class Credit Linked Note	Diversified Financials	0.27%	LIBOR+9.65%	None	5/15/2019
Ivy Hill Middle Market Credit Fund VII, Ltd. Class E Notes	Diversified Financials	0.12%	LIBOR+5.65%	None	10/20/2025
UNSECURED DEBT: 0.47%					
Visual Edge Technology, Inc.	Services: Business	0.47%	12.50%	None	8/31/2024
EQUITY: 0.25%					
Speed Commerce Investment Part LLC	High Tech Industries	0.06%	None	None	None
NSG Co-Invest (Bermuda) LP	Consumer Goods: Durable	0.05%	None	None	None
Spinal USA, Inc. / Precision Medical Inc.	Healthcare & Pharmaceuticals	0.05%	None	None	None
Mooregate ITC Acquisition, LLC	High Tech Industries	0.03%	None	None	None
NS NWN Acquisition, LLC	High Tech Industries	0.03%	None	None	None
Southcross Holdings LP	Energy: Oil & Gas	0.01%	None	None	None
Commerce Parent, Inc.	Healthcare & Pharmaceuticals	0.01%	None	None	None
Commerce Topco, LLC	Healthcare & Pharmaceuticals	0.01%	None	None	None
Tenere Inc.	High Tech Industries	0.00%	None	None	None
F+W Media, Inc.	Media: Diversified & Production	0.00%	None	None	None
Texoak Petro Holdings LLC	Energy: Oil & Gas	0.00%	None	None	None
Southcross Holdings GP LLC	Energy: Oil & Gas	0.00%	None	None	None

2. Information is based on the relative fair value of the underlying portfolio holdings.
3. London Interbank Offered Rate, or LIBOR, is an interest rate at which banks can borrow funds, in marketable size, from other banks in the London interbank market. Euro Interbank Offered Rate, or EURIBOR, is an interest rate at which banks can borrow funds, in marketable size, from other banks in the European interbank market. Residual cash flow is excess cash flow after payment of any fees/expenses and obligations related to senior notes, including interest and principal repayments.
4. Rate is the total interest rate on the loan, often based on LIBOR or EURIBOR, plus a margin, or residual cash flow.
5. Debt with a LIBOR or EURIBOR floor pay an interest rate of LIBOR or EURIBOR, plus a margin, so long as LIBOR or EURIBOR remains above the specified floor level. If however, LIBOR or EURIBOR falls below the floor, the interest rate is the floor level plus the applicable margin.

Data excludes short term investments, which represent an investment in a fund that invests in highly liquid investments with average original maturity dates of three months or less. Percentages represent approximate figures.



CION

CION-PORT-1117 EXP: 04/2018